Segment reporting (Detail 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax	[1]	$ 5,577	$ 5,991	$ 5,351
Total assets	[1]	972,183	958,489	939,279
Increase (decrease) due to changes in Corporate Center cost and resource allocation to business divisions
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax			0	0
Total assets			0	0
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax	[1]	3,397	3,254	3,219
Total assets	[1]	309,766	313,737	297,631
Global Wealth Management | Increase (decrease) due to changes in Corporate Center cost and resource allocation to business divisions
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax			(374)	(351)
Total assets			113,702	102,641
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax	[1]	1,441	1,796	1,475
Total assets	[1]	209,405	200,703	197,258
Personal & Corporate Banking | Increase (decrease) due to changes in Corporate Center cost and resource allocation to business divisions
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax			(116)	(133)
Total assets			61,894	58,196
Asset Management
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax	[1]	532	426	563
Total assets	[1]	34,565	28,140	17,968
Asset Management | Increase (decrease) due to changes in Corporate Center cost and resource allocation to business divisions
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax			(25)	(24)
Total assets			3,769	3,329
Investment Bank
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax	[1]	784	1,486	1,087
Total assets	[1]	315,855	302,253	311,359
Investment Bank | Increase (decrease) due to changes in Corporate Center cost and resource allocation to business divisions
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax			(163)	(180)
Total assets			43,562	41,628
Corporate Center
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax	[1]	(577)	(971)	(993)
Total assets	[1]	102,592	113,656	115,064
Corporate Center | Increase (decrease) due to changes in Corporate Center cost and resource allocation to business divisions
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax			677	689
Total assets			(222,927)	(205,795)
UBS AG
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax	[1]	5,169	5,458	5,076
Total assets	[1]	971,916	958,055	940,020
UBS AG | Increase (decrease) due to changes in Corporate Center cost and resource allocation to business divisions
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax			0	0
Total assets			0	0
UBS AG | Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax	[1]	3,335	3,212	3,171
Total assets	[1]	309,766	313,737	297,631
UBS AG | Global Wealth Management | Increase (decrease) due to changes in Corporate Center cost and resource allocation to business divisions
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax			(374)	(351)
Total assets			113,702	102,641
UBS AG | Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax	[1]	1,443	1,799	1,476
Total assets	[1]	209,512	200,767	197,290
UBS AG | Personal & Corporate Banking | Increase (decrease) due to changes in Corporate Center cost and resource allocation to business divisions
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax			(116)	(133)
Total assets			61,894	58,196
UBS AG | Asset Management
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax	[1]	531	425	562
Total assets	[1]	34,565	28,140	17,968
UBS AG | Asset Management | Increase (decrease) due to changes in Corporate Center cost and resource allocation to business divisions
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax			(25)	(24)
Total assets			3,769	3,329
UBS AG | Investment Bank
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax	[1]	753	1,442	1,036
Total assets	[1]	316,058	302,434	311,477
UBS AG | Investment Bank | Increase (decrease) due to changes in Corporate Center cost and resource allocation to business divisions
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax			(163)	(180)
Total assets			43,562	41,628
UBS AG | Corporate Center
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax	[1]	(893)	(1,419)	(1,169)
Total assets	[1]	$ 102,017	112,977	115,654
UBS AG | Corporate Center | Increase (decrease) due to changes in Corporate Center cost and resource allocation to business divisions
Disclosure Of Operating Segments [Line Items]
Operating profit / (loss) before tax			677	689
Total assets			$ (222,927)	$ (205,795)

[1]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b